Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 11 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related party balances as of December 31, 2025 and 2024, and transactions for the years ended December 31, 2025 and 2024 are as follows:

(1)	Related party relationships:

Name of Related Party	Relationship to the Company
Mr. Yujun Xiao	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”)	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares
Jiangsu Hephaesi Semiconductor Co., Ltd	Mr. Yujun Xiao is the legal representative and holds 2% of the shares

(2)	Sales of products to a related party:

	For the years ended December 31,
	2025	2024	2023
Jiangsu Hephaesi Semiconductor Co., Ltd	$1,050,906	$506,649	$—

(3)	Purchases from a related party:

	For the years ended December 31,
	2025	2024	2023
Anhui Zhongke	$389,148	$676,889	$210,251

Our affiliated entity Anhui Zhongke and HUHU China entered into a software purchase agreement, whereby Anhui Zhongke sold factory management and monitoring software to HUHU China. The purchase price of the software is $389,148, $676,889 and $210,251 for the years ended December 31, 2025, 2024 and 2023, respectively. The software was then sold to customers and the purchase price of the software was included in cost of revenue.

(4)	Accounts receivable-a related party:

	As of December 31,	As of December 31,
	2025	2024
Jiangsu Hephaesi Semiconductor Co., Ltd	$516,290	$447,703

The account receivable balance as of December 31, 2025 has been approximately $0.1 million collected as of April 17, 2026.

(5)	Due to a related party:

	As of December 31,	As of December 31,
	2025	2024
Mr. Yujun Xiao	$—	$246,454

Mr. Yujun Xiaomade advances to the Company as working capital to support the Company’s operations. The balances are unsecured, interest-free and due upon demand.

(6)	Due from a related party:

	As of December 31,	As of December 31,
	2025	2024
Mr. Yujun Xiao	$2,292	$—

The balance represented travel advances issued to Mr. Yujun Xiao, which was later settled and recognized as expense reimbursements.